Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Malaysia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 28.6%
AMMB Holdings Bhd	5,441,937	$4,434,764
CIMB Group Holdings Bhd	21,172,712	18,865,229
Hong Leong Bank Bhd	2,134,740	9,002,168
Hong Leong Financial Group Bhd	753,400	3,032,833
Malayan Banking Bhd	12,915,481	25,044,747
Public Bank Bhd	9,557,680	40,820,725
RHB Bank Bhd	5,265,402	6,656,068

		107,856,534

Beverages — 1.0%
Fraser & Neave Holdings Bhd	481,600	3,837,196

Chemicals — 3.3%
Petronas Chemicals Group Bhd	7,878,300	12,414,994

Construction & Engineering — 1.3%
Gamuda Bhd	5,775,700	5,061,180

Diversified Telecommunication Services — 1.2%
Telekom Malaysia Bhd(a)	3,716,200	4,597,361

Electric Utilities — 4.9%
Tenaga Nasional Bhd	7,490,412	18,532,978

Energy Equipment & Services — 3.0%
Dialog Group Bhd	12,963,654	11,455,364

Food Products — 13.3%
Genting Plantations Bhd	883,700	2,060,665
IOI Corp. Bhd	8,252,630	8,852,232
Kuala Lumpur Kepong Bhd	1,419,400	8,187,506
Nestle Malaysia Bhd	230,900	7,594,649
PPB Group Bhd	2,101,119	9,592,738
QL Resources Bhd	3,587,750	5,600,906
Sime Darby Plantation Bhd	6,779,855	8,154,465

		50,043,161

Gas Utilities — 3.1%
Petronas Gas Bhd	2,585,400	11,524,513

Health Care Equipment & Supplies — 17.3%
Hartalega Holdings Bhd(a)	5,625,800	19,885,007
Kossan Rubber Industries	4,198,300	6,420,081
Supermax Corp. Bhd(a)(b)	4,911,900	10,971,598
Top Glove Corp. Bhd	16,005,700	27,972,652
		65,249,338

Health Care Providers & Services — 2.6%
IHH Healthcare Bhd	7,203,100	9,936,530

Hotels, Restaurants & Leisure — 3.4%
Genting Bhd	6,999,500	6,975,447
Genting Malaysia Bhd	9,746,200	5,861,117

		12,836,564

Security	Shares	Value

Industrial Conglomerates — 2.4%
HAP Seng Consolidated Bhd	2,043,200	$4,137,555
Sime Darby Bhd	8,930,655	5,063,774

		9,201,329

Marine — 1.9%
MISC Bhd	4,395,920	7,326,533

Metals & Mining — 2.1%
Press Metal Aluminium Holdings Bhd	4,639,500	7,971,649

Multi-Utilities — 0.0%
YTL Corp. Bhd(b)	371,800	58,864

Oil, Gas & Consumable Fuels — 1.3%
Petronas Dagangan Bhd	978,300	4,985,152

Transportation Infrastructure — 2.0%
Malaysia Airports Holdings Bhd	3,540,200	4,527,354
Westports Holdings Bhd	2,798,400	2,953,638

		7,480,992

Wireless Telecommunication Services — 7.2%
Axiata Group Bhd	9,030,000	7,868,557
DiGi.Com Bhd	10,209,000	10,023,564
Maxis Bhd(a)	7,704,000	9,265,979

		27,158,100

Total Common Stocks — 99.9% (Cost: $248,143,905)		377,528,332

Short-Term Investments

Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(c)(d)(e)	12,325,885	12,333,280
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	60,000	60,000

		12,393,280

Total Short-Term Investments — 3.3% (Cost: $12,392,362)		12,393,280

Total Investments in Securities — 103.2% (Cost: $260,536,267)		389,921,612

Other Assets, Less Liabilities — (3.2)%		(12,023,500)

Net Assets — 100.0%		$377,898,112

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Malaysia ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$10,675,467	$1,660,561	(a)	$—		$(1,695)	$(1,053)	$12,333,280	12,325,885	$23,083	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	140,000	—		(80,000	)(a)	—	—	60,000	60,000	17		—

						$(1,695)	$(1,053)	$12,393,280		$23,100		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$377,528,332	$—	$—	$377,528,332
Money Market Funds	12,393,280	—	—	12,393,280

	$389,921,612	$—	$—	$389,921,612

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